Equity-based compensation - Summary of shares authorized (Details) shares in Thousands	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	22,250
Long-term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	20,000
Deferred Bonus Stock Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	1,500
Swiss Employee Share Ownership Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	475
Other share savings plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized (in shares)	275